Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,067,836	$ 9,837,001	$ 1,128,389
Equity investments	343,930	419,995	200
Notes receivable, net			23,500
Prepaid expenses and other current assets - current	206,451	145,324	241,091
Assets of discontinued operations			33,484
Total Current Assets	9,618,217	10,402,320	1,426,664
Note receivable - non-current, including interest receivable	62,394	61,210
Prepaid expenses - non-current	35,199	26,659
Total Assets	9,715,810	10,490,189	1,426,664
CURRENT LIABILITIES:
Accounts payable and accrued expenses	153,601	417,937	127,069
Accounts payable and accrued expenses - related party	2,206
Insurance payable	64,839
Note payable - current portion			14,654
Deferred revenue - current portion	72,102	72,102
Total Current Liabilities	292,748	490,039	141,723
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	919,859	937,884
Note payable - long-term portion			4,246
Total Long Term Liabilities	919,859	937,884	4,246
Total Liabilities	1,212,607	1,427,923	145,969
Commitment and Contingencies (see Note 10)
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized
Series B convertible preferred stock, $0.0001 par value, 2,000 shares designated; no shares issued and outstanding at March 31, 2022 and December 31, 2021 ($1,000 per share liquidation value)
Series C convertible preferred stock, $0.0001 par value, 4,280 shares designated; 0 and 227 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively ($1,000 per share liquidation value)
Deferred compensation	(49,906)
Preferred stock, $0.0001 par value, 5,000,000 shares authorized
Series B convertible preferred stock, $0.0001 par value, 2,000 shares designated; no shares issued and outstanding at December 31, 2021 and 2020, respectively ($1,000 per share liquidation value)
Series C convertible preferred stock, $0.0001 par value, 4,280 shares designated; 227 and no shares issued and outstanding at December 31, 2021 and 2020, respectively ($1,000 per share liquidation value)
Common stock	9,940	9,864	8,514
Additional paid-in capital	12,409,818	12,314,979	7,034,502
Accumulated deficit	(3,866,649)	(3,262,577)	(5,762,321)
Total Stockholders’ Equity	8,503,203	9,062,266	1,280,695
Total Liabilities and Stockholders’ Equity	$ 9,715,810	$ 10,490,189	$ 1,426,664